SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Disclosure of subsidiaries [Table Text Block]
Name of Subsidiary	% Ownership as of December 31, 2017
NXE Energy Royalty Ltd.	100%
NXE Energy SW1 Ltd.	100%
NXE Energy SW3 Ltd.	100%
IsoEnergy Ltd.	63.9%

Disclosure of detailed information about estimated useful life or depreciation rate [Table Text Block]
-	Computing equipment	55% declining balance basis
-	Software	55% declining balance basis
-	Field equipment	20% declining balance basis
-	Leasehold improvements	5 -year lease term
-	Road	5 -year straight-line basis